Net borrowings - Schedule of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	$ (2,496)	$ (2,885)	$ (2,004)
Borrowings due after one year	(19,224)	(18,616)	(19,476)
Fair value of foreign currency forwards and swaps	309	334	406
Fair value of interest rate hedging instruments	(298)	(376)	(366)
Lease liabilities	(623)	(604)	(572)
Gross borrowings	(22,332)	(22,147)	(22,012)
Cash and cash equivalents	1,656	1,130	1,529
Net borrowings	$ (20,676)	$ (21,017)	$ (20,483)	$ (19,582)